LOANS AND LEASES - Financial Difficulty Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 26,106	$ 31,654	$ 6,731
Financing Receivable Percentage of Class of loans and leases	0.0019	0.0027	0.0006
Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable, Modified, Increase (Decrease) from Modification	0	0	0
Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	9,779	2,844	3,251
Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 16,327	$ 28,810	$ 3,425
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Term Extension	0.7 years	0.4 years	0.7 years
Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	0.00%	0.00%
Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 55
Commercial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 20,200	$ 18,306	$ 4,510
Financing Receivable Percentage of Class of loans and leases	0.0044	0.0048	0.0013
Commercial | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable, Modified, Increase (Decrease) from Modification	0	0	0
Commercial | Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	4,375	0	1,181
Commercial | Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 15,825	$ 18,306	$ 3,329
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Term Extension	0.5 years	0.4 years	0.2 years
Commercial | Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	0.00%	0.00%
Commercial | Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 4,511	$ 2,357	$ 2,040
Financing Receivable Percentage of Class of loans and leases	0.0025	0.0016	0.0015
Residential real estate | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable, Modified, Increase (Decrease) from Modification	0	0	0
Residential real estate | Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	4,009	2,353	1,889
Residential real estate | Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 502	$ 4	$ 96
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Term Extension	7.4 years	3.0 years	11.4 years
Residential real estate | Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	0.00%	2.00%
Residential real estate | Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 55
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 921	$ 491	$ 181
Financing Receivable Percentage of Class of loans and leases	0.0009	0.0006	0.0002
Home equity | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0	$ 0
Home equity | Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	921	491	181
Home equity | Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	0
Home equity | Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	0
Home equity | Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	0	0	$ 0
Construction real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount		$ 10,500
Financing Receivable Percentage of Class of loans and leases		0.0135
Construction real estate | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount		$ 0
Financing Receivable, Modified, Increase (Decrease) from Modification		0
Construction real estate | Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount		0
Construction real estate | Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount		$ 10,500
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Term Extension		0.3 years
Construction real estate | Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount		$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction		0.00%
Construction real estate | Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount		$ 0
Commercial real estate-investor
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 474
Financing Receivable Percentage of Class of loans and leases	0.0001
Commercial real estate-investor | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Commercial real estate-investor | Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	474
Commercial real estate-investor | Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial real estate-investor | Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial real estate-investor | Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0